SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended
	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 27, 2003 2003 Plan [Member]	May 31, 2008 2003 Plan [Member]	Jun. 23, 2010 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares outstanding			16,098,022	15,819,822	10,396,548	10,396,548
Net proceeds from issuance of common stock	$ 16,000			$ 16,228
Issuance of common stock, shares	5,273,274
Warrants, exercise price	3.03
Issuance of share capital, net, shares		150,000
Private placement, price per share, initial price		$ 3.04
Private placement, price per share, closing price		$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term							10 years		10 years
Number of shares available for grant								1,000,000		558,543
Weighted-average grant date fair value			$ 2.18
Total intrinsic value of options exercised			455
Non-vested share-based compensation arrangements, unrecognized compensation costs			122
Options granted to related parties, unrecognized compensation costs			$ 0
Unrecognized compensation cost, weighted-average recognition period			2 years 6 months